Treasury Shares - Additional Information (Detail)				12 Months Ended
	Aug. 23, 2019 USD ($) shares	Apr. 12, 2019 CNY (¥) shares	Apr. 12, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 13, 2018 USD ($)	Nov. 25, 2017 USD ($)	Nov. 11, 2017 USD ($)
Equity, Class of Treasury Stock [Line Items]
Treasury stock, amount				¥ 362,130,324	$ 52,423,156
Cancelled shares				71,645,824	71,645,824
Class A Voting Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Remaining balance of treasury shares				10,472,176	10,472,176
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock, amount		¥ 693,505,683	$ 103,191,319	¥ 3,918,628,666	$ 571,768,510	¥ 421,164,802	$ 63,658,143
Share Repurchase Program [Member] | Class A Voting Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased		18,173,885	18,173,885	82,118,000	82,118,000	4,537,115	4,537,115
ADS [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchased shares, average price | $ / shares					$ 5.01
ADS [Member] | Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized share to be repurchased, maximum aggregate value | $								$ 300,000,000	$ 300,000,000	$ 100,000,000
Number of shares repurchased		18,173,885	18,173,885	82,118,000	82,118,000	4,537,115	4,537,115
Repurchased shares, average price | $ / shares			$ 5.678		$ 6.96		$ 14.03
ADS [Member] | Forward Share Repurchase Agreement [Member]
Equity, Class of Treasury Stock [Line Items]
Authorized share to be repurchased, maximum aggregate value | $	$ 195,000,000
Number of shares repurchased	26,169,241